Other disclosures - Contractual maturities of remainder of assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Financial assets held for trading	€ 116,953	€ 114,945	€ 108,230
Financial assets designated at fair value through profit or loss	15,957	48,717	62,069
Non-trading financial assets mandatorily at fair value through profit or loss	5,536	4,486	4,911
Financial assets at fair value through other comprehensive income	2,453	2,783	2,863
Hedging derivatives	4,761	8,325	7,216
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	410	1,980	1,702
TOTAL FINANCIAL ASSETS	146,070	181,236	186,991
Liabilities
Financial liabilities held for trading	79,469	81,167	77,139
Financial liabilities designated at fair value through profit or loss	32,733	48,038	60,995
Hedging derivatives	5,463	6,869	6,048
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	248	286	269
TOTAL FINANCIAL LIABILITIES	117,913	136,360	144,451
Within 1 month
ASSETS
Financial assets held for trading	13,120	5,760	4,864
Financial assets designated at fair value through profit or loss	844	12,500	24,110
Non-trading financial assets mandatorily at fair value through profit or loss	116	275	272
Financial assets at fair value through other comprehensive income	0	0	0
Hedging derivatives	239	1,534	807
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	227	173	267
TOTAL FINANCIAL ASSETS	14,546	20,242	30,320
Liabilities
Financial liabilities held for trading	22,746	16,754	10,851
Financial liabilities designated at fair value through profit or loss	2,756	13,468	21,929
Hedging derivatives	360	2,619	1,997
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	40	3	3
TOTAL FINANCIAL LIABILITIES	25,902	32,844	34,780
1 to 3 months
ASSETS
Financial assets held for trading	8,767	6,734	3,522
Financial assets designated at fair value through profit or loss	1,607	14,834	13,167
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Financial assets at fair value through other comprehensive income	0	0	0
Hedging derivatives	129	469	86
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	202	8	1
TOTAL FINANCIAL ASSETS	10,705	22,045	16,776
Liabilities
Financial liabilities held for trading	3,396	3,727	3,427
Financial liabilities designated at fair value through profit or loss	4,244	1,732	2,259
Hedging derivatives	253	200	337
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	5	6	6
TOTAL FINANCIAL LIABILITIES	7,898	5,665	6,029
3 to 12 months
ASSETS
Financial assets held for trading	20,627	27,753	19,740
Financial assets designated at fair value through profit or loss	2,928	7,205	7,602
Non-trading financial assets mandatorily at fair value through profit or loss	49	0	4
Financial assets at fair value through other comprehensive income	0	0	0
Hedging derivatives	857	1,293	601
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(11)	132	24
TOTAL FINANCIAL ASSETS	24,450	36,383	27,971
Liabilities
Financial liabilities held for trading	9,234	6,286	7,130
Financial liabilities designated at fair value through profit or loss	1,685	2,228	5,307
Hedging derivatives	930	588	848
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	16	40	26
TOTAL FINANCIAL LIABILITIES	11,865	9,142	13,311
1 to 3 years
ASSETS
Financial assets held for trading	20,047	22,473	21,603
Financial assets designated at fair value through profit or loss	3,686	3,680	5,175
Non-trading financial assets mandatorily at fair value through profit or loss	127	0	11
Financial assets at fair value through other comprehensive income	0	0	0
Hedging derivatives	748	1,107	1,646
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(304)	205	112
TOTAL FINANCIAL ASSETS	24,304	27,465	28,547
Liabilities
Financial liabilities held for trading	15,709	17,635	17,244
Financial liabilities designated at fair value through profit or loss	4,669	2,893	3,565
Hedging derivatives	1,667	748	678
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	58	74	53
TOTAL FINANCIAL LIABILITIES	22,103	21,350	21,540
3 to 5 years
ASSETS
Financial assets held for trading	15,105	18,014	18,083
Financial assets designated at fair value through profit or loss	2,334	3,933	3,878
Non-trading financial assets mandatorily at fair value through profit or loss	67	69	117
Financial assets at fair value through other comprehensive income	0	0	0
Hedging derivatives	1,270	1,083	904
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	19	381	265
TOTAL FINANCIAL ASSETS	18,795	23,480	23,247
Liabilities
Financial liabilities held for trading	12,750	16,036	16,905
Financial liabilities designated at fair value through profit or loss	1,225	1,121	1,450
Hedging derivatives	824	641	528
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	49	64	59
TOTAL FINANCIAL LIABILITIES	14,848	17,862	18,942
More than 5 years
ASSETS
Financial assets held for trading	39,287	34,211	40,418
Financial assets designated at fair value through profit or loss	4,558	6,565	8,137
Non-trading financial assets mandatorily at fair value through profit or loss	5,177	4,142	4,507
Financial assets at fair value through other comprehensive income	2,453	2,783	2,863
Hedging derivatives	1,518	2,839	3,172
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	277	1,081	1,033
TOTAL FINANCIAL ASSETS	53,270	51,621	60,130
Liabilities
Financial liabilities held for trading	15,634	20,729	21,582
Financial liabilities designated at fair value through profit or loss	18,154	26,596	26,485
Hedging derivatives	1,429	2,073	1,660
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	80	99	122
TOTAL FINANCIAL LIABILITIES	35,297	49,497	49,849
Derivatives
Liabilities
Financial liabilities held for trading	53,566	64,469	63,016
Derivatives | Within 1 month
Liabilities
Financial liabilities held for trading	1,742	1,132	2,672
Derivatives | 1 to 3 months
Liabilities
Financial liabilities held for trading	2,743	3,206	1,973
Derivatives | 3 to 12 months
Liabilities
Financial liabilities held for trading	7,583	5,800	6,591
Derivatives | 1 to 3 years
Liabilities
Financial liabilities held for trading	14,868	17,566	16,965
Derivatives | 3 to 5 years
Liabilities
Financial liabilities held for trading	11,912	16,036	16,023
Derivatives | More than 5 years
Liabilities
Financial liabilities held for trading	14,718	20,729	18,792
Short positions
Liabilities
Financial liabilities held for trading	12,236	16,698	14,123
Short positions | Within 1 month
Liabilities
Financial liabilities held for trading	8,337	15,622	8,179
Short positions | 1 to 3 months
Liabilities
Financial liabilities held for trading	222	521	1,454
Short positions | 3 to 12 months
Liabilities
Financial liabilities held for trading	1,290	486	539
Short positions | 1 to 3 years
Liabilities
Financial liabilities held for trading	728	69	279
Short positions | 3 to 5 years
Liabilities
Financial liabilities held for trading	743	0	882
Short positions | More than 5 years
Liabilities
Financial liabilities held for trading	916	0	2,790
Deposits
Liabilities
Financial liabilities held for trading	13,667	0	0
Financial liabilities designated at fair value through profit or loss	27,279	43,598	57,111
Deposits | Within 1 month
Liabilities
Financial liabilities held for trading	12,667	0	0
Financial liabilities designated at fair value through profit or loss	2,743	13,459	21,904
Deposits | 1 to 3 months
Liabilities
Financial liabilities held for trading	431	0	0
Financial liabilities designated at fair value through profit or loss	4,131	1,709	2,225
Deposits | 3 to 12 months
Liabilities
Financial liabilities held for trading	361	0	0
Financial liabilities designated at fair value through profit or loss	1,246	1,954	4,909
Deposits | 1 to 3 years
Liabilities
Financial liabilities held for trading	113	0	0
Financial liabilities designated at fair value through profit or loss	2,801	2,497	2,429
Deposits | 3 to 5 years
Liabilities
Financial liabilities held for trading	95	0	0
Financial liabilities designated at fair value through profit or loss	764	518	780
Deposits | More than 5 years
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	15,594	23,461	24,864
Central banks
Liabilities
Financial liabilities held for trading	1,038	0	0
Financial liabilities designated at fair value through profit or loss	607	2,490	12,854
Central banks | Within 1 month
Liabilities
Financial liabilities held for trading	994	0	0
Financial liabilities designated at fair value through profit or loss	569	841	8,831
Central banks | 1 to 3 months
Liabilities
Financial liabilities held for trading	44	0	0
Financial liabilities designated at fair value through profit or loss	0	866	1,228
Central banks | 3 to 12 months
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	38	783	2,795
Central banks | 1 to 3 years
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	0	0	0
Central banks | 3 to 5 years
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	0	0	0
Central banks | More than 5 years
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	0	0	0
Credit institutions
Liabilities
Financial liabilities held for trading	6,488	0	0
Financial liabilities designated at fair value through profit or loss	1,064	6,765	9,340
Credit institutions | Within 1 month
Liabilities
Financial liabilities held for trading	5,534	0	0
Financial liabilities designated at fair value through profit or loss	128	3,673	4,133
Credit institutions | 1 to 3 months
Liabilities
Financial liabilities held for trading	385	0	0
Financial liabilities designated at fair value through profit or loss	109	112	521
Credit institutions | 3 to 12 months
Liabilities
Financial liabilities held for trading	361	0	0
Financial liabilities designated at fair value through profit or loss	487	935	1,857
Credit institutions | 1 to 3 years
Liabilities
Financial liabilities held for trading	113	0	0
Financial liabilities designated at fair value through profit or loss	30	1,493	2,132
Credit institutions | 3 to 5 years
Liabilities
Financial liabilities held for trading	95	0	0
Financial liabilities designated at fair value through profit or loss	178	171	11
Credit institutions | More than 5 years
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	132	381	686
Customers
Liabilities
Financial liabilities held for trading	6,141	0	0
Financial liabilities designated at fair value through profit or loss	25,608	34,343	34,917
Customers | Within 1 month
Liabilities
Financial liabilities held for trading	6,139	0	0
Financial liabilities designated at fair value through profit or loss	2,046	8,945	8,940
Customers | 1 to 3 months
Liabilities
Financial liabilities held for trading	2	0	0
Financial liabilities designated at fair value through profit or loss	4,022	731	476
Customers | 3 to 12 months
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	721	236	257
Customers | 1 to 3 years
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	2,771	1,004	297
Customers | 3 to 5 years
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	586	347	769
Customers | More than 5 years
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	15,462	23,080	24,178
Marketable debt securities
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	5,454	4,440	3,758
Marketable debt securities | Within 1 month
Liabilities
Financial liabilities held for trading		0	0
Financial liabilities designated at fair value through profit or loss	13	9	14
Marketable debt securities | 1 to 3 months
Liabilities
Financial liabilities held for trading		0	0
Financial liabilities designated at fair value through profit or loss	113	23	34
Marketable debt securities | 3 to 12 months
Liabilities
Financial liabilities held for trading		0	0
Financial liabilities designated at fair value through profit or loss	439	274	398
Marketable debt securities | 1 to 3 years
Liabilities
Financial liabilities held for trading		0	0
Financial liabilities designated at fair value through profit or loss	1,868	396	1,021
Marketable debt securities | 3 to 5 years
Liabilities
Financial liabilities held for trading		0	0
Financial liabilities designated at fair value through profit or loss	461	603	670
Marketable debt securities | More than 5 years
Liabilities
Financial liabilities held for trading		0	0
Financial liabilities designated at fair value through profit or loss	2,560	3,135	1,621
Other financial liabilities
Liabilities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss		0	126
Other financial liabilities | Within 1 month
Liabilities
Financial liabilities held for trading		0	0
Financial liabilities designated at fair value through profit or loss		0	11
Other financial liabilities | 1 to 3 months
Liabilities
Financial liabilities held for trading		0	0
Financial liabilities designated at fair value through profit or loss		0	0
Other financial liabilities | 3 to 12 months
Liabilities
Financial liabilities held for trading		0	0
Financial liabilities designated at fair value through profit or loss		0	0
Other financial liabilities | 1 to 3 years
Liabilities
Financial liabilities held for trading		0	0
Financial liabilities designated at fair value through profit or loss		0	115
Other financial liabilities | 3 to 5 years
Liabilities
Financial liabilities held for trading		0	0
Financial liabilities designated at fair value through profit or loss		0	0
Other financial liabilities | More than 5 years
Liabilities
Financial liabilities held for trading		0	0
Financial liabilities designated at fair value through profit or loss		0	0
Derivatives
ASSETS
Financial assets held for trading	54,292	67,137	63,397
Derivatives | Within 1 month
ASSETS
Financial assets held for trading	1,456	4,288	3,329
Derivatives | 1 to 3 months
ASSETS
Financial assets held for trading	3,487	5,268	2,233
Derivatives | 3 to 12 months
ASSETS
Financial assets held for trading	7,426	10,044	6,552
Derivatives | 1 to 3 years
ASSETS
Financial assets held for trading	12,285	15,526	15,855
Derivatives | 3 to 5 years
ASSETS
Financial assets held for trading	11,980	13,681	14,925
Derivatives | More than 5 years
ASSETS
Financial assets held for trading	17,658	18,330	20,503
Equity instruments
ASSETS
Financial assets held for trading	15,077	9,615	12,437
Non-trading financial assets mandatorily at fair value through profit or loss	4,042	3,234	3,350
Financial assets at fair value through other comprehensive income	2,453	2,783	2,863
Equity instruments | Within 1 month
ASSETS
Financial assets held for trading	0	0	0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Financial assets at fair value through other comprehensive income	0	0	0
Equity instruments | 1 to 3 months
ASSETS
Financial assets held for trading	0	0	0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Financial assets at fair value through other comprehensive income	0	0	0
Equity instruments | 3 to 12 months
ASSETS
Financial assets held for trading	0	0	0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Financial assets at fair value through other comprehensive income	0	0	0
Equity instruments | 1 to 3 years
ASSETS
Financial assets held for trading	0	0	0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Financial assets at fair value through other comprehensive income	0	0	0
Equity instruments | 3 to 5 years
ASSETS
Financial assets held for trading	0	0	0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Financial assets at fair value through other comprehensive income	0	0	0
Equity instruments | More than 5 years
ASSETS
Financial assets held for trading	15,077	9,615	12,437
Non-trading financial assets mandatorily at fair value through profit or loss	4,042	3,234	3,350
Financial assets at fair value through other comprehensive income	2,453	2,783	2,863
Debt instruments
ASSETS
Financial assets held for trading	26,750	37,894	32,041
Financial assets designated at fair value through profit or loss	2,516	2,979	3,186
Non-trading financial assets mandatorily at fair value through profit or loss	957	700	1,175
Debt instruments | Within 1 month
ASSETS
Financial assets held for trading	922	1,472	1,531
Financial assets designated at fair value through profit or loss	2	181	457
Non-trading financial assets mandatorily at fair value through profit or loss	4	85	0
Debt instruments | 1 to 3 months
ASSETS
Financial assets held for trading	2,056	1,466	1,289
Financial assets designated at fair value through profit or loss	62	78	10
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Debt instruments | 3 to 12 months
ASSETS
Financial assets held for trading	8,585	17,709	13,188
Financial assets designated at fair value through profit or loss	142	162	81
Non-trading financial assets mandatorily at fair value through profit or loss	40	0	0
Debt instruments | 1 to 3 years
ASSETS
Financial assets held for trading	5,766	6,947	5,748
Financial assets designated at fair value through profit or loss	699	407	652
Non-trading financial assets mandatorily at fair value through profit or loss	4	0	11
Debt instruments | 3 to 5 years
ASSETS
Financial assets held for trading	2,869	4,310	3,141
Financial assets designated at fair value through profit or loss	700	719	381
Non-trading financial assets mandatorily at fair value through profit or loss	6	0	117
Debt instruments | More than 5 years
ASSETS
Financial assets held for trading	6,552	5,990	7,144
Financial assets designated at fair value through profit or loss	911	1,432	1,605
Non-trading financial assets mandatorily at fair value through profit or loss	903	615	1,047
Loans and advances
ASSETS
Financial assets held for trading	20,834	299	355
Financial assets designated at fair value through profit or loss	13,441	45,738	58,883
Non-trading financial assets mandatorily at fair value through profit or loss	537	552	386
Loans and advances | Within 1 month
ASSETS
Financial assets held for trading	10,742	0	4
Financial assets designated at fair value through profit or loss	842	12,319	23,653
Non-trading financial assets mandatorily at fair value through profit or loss	112	190	272
Loans and advances | 1 to 3 months
ASSETS
Financial assets held for trading	3,224	0	0
Financial assets designated at fair value through profit or loss	1,545	14,756	13,157
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Loans and advances | 3 to 12 months
ASSETS
Financial assets held for trading	4,616	0	0
Financial assets designated at fair value through profit or loss	2,786	7,043	7,521
Non-trading financial assets mandatorily at fair value through profit or loss	9	0	4
Loans and advances | 1 to 3 years
ASSETS
Financial assets held for trading	1,996	0	0
Financial assets designated at fair value through profit or loss	2,987	3,273	4,523
Non-trading financial assets mandatorily at fair value through profit or loss	123	0	0
Loans and advances | 3 to 5 years
ASSETS
Financial assets held for trading	256	23	17
Financial assets designated at fair value through profit or loss	1,634	3,214	3,497
Non-trading financial assets mandatorily at fair value through profit or loss	61	69	0
Loans and advances | More than 5 years
ASSETS
Financial assets held for trading	0	276	334
Financial assets designated at fair value through profit or loss	3,647	5,133	6,532
Non-trading financial assets mandatorily at fair value through profit or loss	232	293	110
Central banks
ASSETS
Financial assets held for trading	3,608	0	0
Financial assets designated at fair value through profit or loss		9,481	6,473
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Central banks | Within 1 month
ASSETS
Financial assets held for trading	3,608
Financial assets designated at fair value through profit or loss		343	1,744
Non-trading financial assets mandatorily at fair value through profit or loss		0	0
Central banks | 1 to 3 months
ASSETS
Financial assets held for trading	0
Financial assets designated at fair value through profit or loss		9,138	4,729
Non-trading financial assets mandatorily at fair value through profit or loss		0	0
Central banks | 3 to 12 months
ASSETS
Financial assets held for trading	0
Financial assets designated at fair value through profit or loss		0	0
Non-trading financial assets mandatorily at fair value through profit or loss		0	0
Central banks | 1 to 3 years
ASSETS
Financial assets held for trading	0
Financial assets designated at fair value through profit or loss		0	0
Non-trading financial assets mandatorily at fair value through profit or loss		0	0
Central banks | 3 to 5 years
ASSETS
Financial assets held for trading	0
Financial assets designated at fair value through profit or loss		0	0
Non-trading financial assets mandatorily at fair value through profit or loss		0	0
Central banks | More than 5 years
ASSETS
Financial assets held for trading	0
Financial assets designated at fair value through profit or loss		0	0
Non-trading financial assets mandatorily at fair value through profit or loss		0	0
Credit institutions
ASSETS
Financial assets held for trading	10,397	3	0
Financial assets designated at fair value through profit or loss	3,152	12,136	21,649
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Credit institutions | Within 1 month
ASSETS
Financial assets held for trading	4,827	0	0
Financial assets designated at fair value through profit or loss	455	6,935	13,186
Non-trading financial assets mandatorily at fair value through profit or loss		0	0
Credit institutions | 1 to 3 months
ASSETS
Financial assets held for trading	780	0	0
Financial assets designated at fair value through profit or loss	683	1,514	4,946
Non-trading financial assets mandatorily at fair value through profit or loss		0	0
Credit institutions | 3 to 12 months
ASSETS
Financial assets held for trading	3,982	0	0
Financial assets designated at fair value through profit or loss	1,476	2,728	1,534
Non-trading financial assets mandatorily at fair value through profit or loss		0	0
Credit institutions | 1 to 3 years
ASSETS
Financial assets held for trading	808	0	0
Financial assets designated at fair value through profit or loss	205	590	1,015
Non-trading financial assets mandatorily at fair value through profit or loss		0	0
Credit institutions | 3 to 5 years
ASSETS
Financial assets held for trading	0	3	0
Financial assets designated at fair value through profit or loss	10	12	9
Non-trading financial assets mandatorily at fair value through profit or loss		0	0
Credit institutions | More than 5 years
ASSETS
Financial assets held for trading	0	0	0
Financial assets designated at fair value through profit or loss	323	357	959
Non-trading financial assets mandatorily at fair value through profit or loss		0	0
Customers
ASSETS
Financial assets held for trading	6,829	296	355
Financial assets designated at fair value through profit or loss	10,289	24,121	30,761
Non-trading financial assets mandatorily at fair value through profit or loss	537	552	386
Customers | Within 1 month
ASSETS
Financial assets held for trading	2,307	0	4
Financial assets designated at fair value through profit or loss	387	5,041	8,723
Non-trading financial assets mandatorily at fair value through profit or loss	112	190	272
Customers | 1 to 3 months
ASSETS
Financial assets held for trading	2,444	0	0
Financial assets designated at fair value through profit or loss	862	4,104	3,482
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Customers | 3 to 12 months
ASSETS
Financial assets held for trading	634	0	0
Financial assets designated at fair value through profit or loss	1,310	4,315	5,987
Non-trading financial assets mandatorily at fair value through profit or loss	9	0	4
Customers | 1 to 3 years
ASSETS
Financial assets held for trading	1,188	0	0
Financial assets designated at fair value through profit or loss	2,782	2,683	3,508
Non-trading financial assets mandatorily at fair value through profit or loss	123	0	0
Customers | 3 to 5 years
ASSETS
Financial assets held for trading	256	20	17
Financial assets designated at fair value through profit or loss	1,624	3,202	3,488
Non-trading financial assets mandatorily at fair value through profit or loss	61	69	0
Customers | More than 5 years
ASSETS
Financial assets held for trading	0	276	334
Financial assets designated at fair value through profit or loss	3,324	4,776	5,573
Non-trading financial assets mandatorily at fair value through profit or loss	€ 232	€ 293	€ 110